Leasing - Right of use asset (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leasing
Potential future cash flows related to lease extension options	kr 91	kr 88
Period of lease extension options	3 years
Right-of-use asset, opening balance	kr 144	152
Depreciation	(26)	(24)
Addition	5	16
Right-of-use asset, closing balance	kr 123	kr 144